Stock-based Compensation - Summary of RSAs Activity (Detail) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Unvested and outstanding, Beginning balance	408,000
Shares, Unvested and outstanding, Ending balance	2,488,402	408,000
RSAs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Unvested and outstanding, Beginning balance	272,868	309,640	444,258
Vested	272,868	(36,772)	(134,618)
Shares, Unvested and outstanding, Ending balance		272,868	309,640